Long-term debt - Financial Covenants (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Long-term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	1.61	3.48
Consolidated total senior debt to consolidated EBITDA	1.24	2.82
Consolidated EBITDA to consolidated interest expense	14.78	8.12
Top of range [member]
Disclosure of Long-term Debt [Line Items]
Consolidated EBITDA to consolidated interest expense	2.5
Bottom of range [member]
Disclosure of Long-term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	4.0
Consolidated total senior debt to consolidated EBITDA	3.5